CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2015	Jun. 30, 2016
Cash flows from operating activities
Net income (loss) from continuing operations	$ (315,602)	$ (353,605)
Adjustments to reconcile net loss to net cash used by operating activities:
(Increase) decrease in deposit	(3,815)
(Increase) decrease in prepayment	(3,815)	(2,596,185)
(Increase) decrease in due from related party		350,000
Increase (decrease) in other payable	300,000	(300,000)
Increase (decrease) in due to related party	22,517	(22,517)
Increase (decrease) in due to shareholder	46,586	(46,586)
Increase (decrease) in accounts payable		11,446
Net cash used in operating activities	45,871	(2,959,926)
Cash flows from investing activities
Net cash provided (used) by investing activities
Cash flows from financing activities
Proceeds from short term loans		2,050,000
Proceeds from issuance of shares	948,959
Net cash provided(used) by financing activities	948,959	2,050,000
Effect Of Exchange Rates On Cash
Net increase(decrease) in cash	994,830	(909,926)
Cash, beginning of period		994,830
Cash, end of period	994,830	84,904
Non cash investing and financing activities
Prepayment		900,000
Supplemental disclosure of non-cash activities:
Interest paid
Income taxes paid
Metu Brands, Inc [Member]
Cash flows from operating activities
Net income (loss) from continuing operations	(315,602)
Adjustments to reconcile net loss to net cash used by operating activities:
(Increase) decrease in deposit	(3,815)
(Increase) decrease in prepayment	(3,815)
Increase (decrease) in other payable	300,000
Increase (decrease) in due to related party	22,517
Increase (decrease) in due to shareholder	46,586
Net cash used in operating activities	45,871
Cash flows from financing activities
Proceeds from issuance of shares	948,959
Net cash provided(used) by financing activities	948,959
Effect Of Exchange Rates On Cash
Net increase(decrease) in cash	994,830
Cash, beginning of period		$ 994,830
Cash, end of period	$ 994,830